INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Income tax rate description	Sereno is subject to a two-tiered income tax rate in Hong Kong. The first HK$2,000,000 of profits are taxed at a rate of 8.25%, while any remaining profits are taxed at the standard rate of 16.5%.	Sereno is subject to a two-tiered income tax rate in Hong Kong. The first HK$2,000,000 of profits are taxed at a rate of 8.25%, while any remaining profits are taxed at the standard rate of 16.5%.
Unutilized tax losses carried forward	$ 831,939	$ 6,489,126